UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                Investment Company Act file number  (811-05339)
                                                    -----------

                              CONCORDE FUNDS, INC.
                              --------------------
               (Exact name of registrant as specified in charter)

              5430 LBJ FREEWAY, SUITE 1500, DALLAS, TX  75240-2675
              ----------------------------------------------------
              (Address of principal executive offices) (Zip code)

                                  GARY B. WOOD
                                  ------------
              5430 LBJ FREEWAY, SUITE 1500, DALLAS, TX  75240-2675
              ----------------------------------------------------
                    (Name and address of agent for service)

                                 (972)-404-1500
                                 --------------
               Registrant's telephone number, including area code

Date of fiscal year end: 09/30/2006
                         ----------

Date of reporting period:  09/30/2006
                           ----------

ITEM 1. REPORT TO STOCKHOLDERS.
------------------------------

                             (CONCORDE FUNDS LOGO)

                                   A NO-LOAD
                                  MUTUAL FUND

                                 ANNUAL REPORT
                            DATED SEPTEMBER 30, 2006

                                                               November 21, 2006

Dear Shareholders,

  We are pleased to present the Annual Report of Concorde Funds, Inc. for the fiscal year ended September 30, 2006. The Concorde Value Fund, managed by Concorde Investment Management, delivered excellent returns for the fiscal year relative to various recognized market indices representing different market sectors ranging from large market capitalization companies to broad market representations. The fund remained consistent to its stated value investment style and achieved the performance with reduced volatility, which we feel is a noteworthy characteristic in the current global economic and political environment.

                                                          ANNUALIZED*<F1>     ANNUALIZED*<F1>
                                FULL FISCAL YEAR*<F1>      3 YEARS ENDING      5 YEARS ENDING
                                 OCT 2005-SEPT 2006          SEPT 2006           SEPT 2006
                               ----------------------     ---------------     ---------------
     CONCORDE VALUE FUND               11.00%                  12.83%               7.16%
     S&P 500                           10.79%                  12.30%               6.97%
     Russell 2000                       9.92%                  15.48%              13.78%
     Lipper Multi-Cap Value            11.17%                  14.66%              10.41%
     Wilshire 4500                      9.07%                  16.36%              14.39%
     NASDAQ                             4.96%                   8.12%               8.55%

     *<F1>  Source = Morningstar, Inc.; Lipper

CONCORDE VALUE FUND
-------------------

  The total return of the Concorde Value Fund (the "Value Fund") for fiscal year ending September 30, 2006 was 11.00% including capital gains distributions. This gain compares favorably when compared to a variety of well known market indices. The total return was achieved with a combination of returns among individual holdings and industry groups that was quite diverse.

  Industry groups which contributed significantly to the gain for the year include capital goods, commercial services, hotel, restaurant and leisure, media, pharmaceuticals, financials, insurance, software and technology hardware. Groups which detracted significantly from net performance include energy, materials, healthcare services, and semiconductor equipment.

  Lockheed Martin and Terex were among the capital goods stocks that had the largest gains for the year. These long term holdings of the fund rose primarily because of continued positive corporate results. Waste Management and IHOP Corp., our only holdings in the commercial services and hotel, restaurant sectors respectively, both rose meaningfully and we sold the IHOP position as it reached price targets during mid year 2006.

  Although the energy, materials and commodity sectors have been large gainers in the past few years, our oil and gas and material investments had moderate net losses for the year as a result of prior sales and new holdings. Burlington Resources was purchased by ConocoPhillips, which was ultimately sold, generating a large long term gain. Cimarex Energy, a new holding, contributed a moderate loss as this sector topped out in late 2005 and traded sideways to down for most of the year. We continue to hold our large Devon Energy position, which continues to report excellent results and is displaying excellent prospects for long term growth. Devon stock produced a slight unrealized loss for the year despite the fundamentals. In the materials group, Headwaters dropped as construction materials concerns and higher oil prices impacted the investment outlook for their varied businesses. Sealed Air, a new holding, rose from our purchase price, as international business continues to grow significantly.

  The media sector had a nice net gain consisting of a mix of individual results. Viacom, which split into new Viacom and CBS, was about breakeven in total as we eventually sold new Viacom and are holding CBS for additional potential appreciation. Despite rising since the split, we feel CBS is still undervalued. Comcast, a long term holding, rose significantly as cash flow continued to rise, growth prospects became clearer and investor sentiment improved. Walt Disney Company stock was also a good performer as growth persisted and it still trades well below our valuation estimates.

  Among the pharmaceuticals, Abbott Labs and Pfizer rose the most with Johnson and Johnson lagging among that group. On the negative side of the healthcare sector, Health Management contributed a moderate loss before we exited our total position earlier in the year.

  The financial sector produced two of the largest positive contributions for the year. Lehman Brothers and Delphi Financial Group both continued their excellent growth and the stocks reflected this. We took some profits in both stocks in order to maintain appropriate portfolio allocations. MBIA stock moved sideways as industry growth remained slow and management refused to lower underwriting standards in order to increase growth.

  All of the software holdings rose for the year; however, Oracle rose significantly as business continued to recover and the recent industry acquisitions began to contribute in a meaningful way. In the technology hardware area, Agilent Technologies stock consolidated after a significant rise last year, Diebold rose from depressed levels as business recovered to a limited degree, and Intel stock remained lackluster before we exited our total position during mid-year 2006.

  In summary we have added several new positions during the last half of the fiscal year as the weak market at that time presented opportunities that we deemed have greater upside potential than several existing holdings. This transformation in the portfolio creates what we believe are the prospects for good appreciation over the next several years. We are especially grateful to the able to make this transition during a year when the Fund was able to generate a meaningful gain.

SUMMARY
-------

  Steady performance, in different market and economic environments, has always been a key characteristic of Concorde Funds, Inc. The disciplined approach to holding solid companies, purchased at times when they might not have the favorable headlines of the investment marketplace, has provided investors of the fund with stable and low volatility performance, but with the upside of an equity fund. We will continue to strive to meet the objectives of competitive performance and lower volatility performance in the future. Thank you for your support and confidence.

                                       Sincerely,

                                       /s/Gary B. Wood

                                       Gary B. Wood, Ph.D.
                                       President

                              CONCORDE VALUE FUND
                             PERFORMANCE COMPARISON
                9/30/2006 VALUE OF $10,000 INVESTED ON 9/30/1996

AVERAGE ANNUAL TOTAL RETURN

    1 Year              11.00%
   3 Years              12.83%
   5 Years               7.16%
  10 Years               8.39%

                                                               Lipper Multi Cap
             Concorde Value     Russell 2000:    S&P 500:        Value Funds
Date          Fund: $22,384        $23,805        $22,792       Index: $25,121
----         --------------     -------------    --------      ----------------
Sep-96           $10,000           $10,000       $10,000           $10,000
                 $10,221            $9,846       $10,276           $10,196
                 $10,702           $10,252       $11,053           $10,869
Dec-96           $10,650           $10,520       $10,834           $10,838
                 $11,279           $10,730       $11,510           $11,241
                 $11,215           $10,470       $11,601           $11,377
Mar-97           $10,815            $9,976       $11,124           $11,020
                 $11,472           $10,004       $11,788           $11,325
                 $12,058           $11,117       $12,506           $12,041
Jun-97           $12,580           $11,593       $13,066           $12,505
                 $13,495           $12,133       $14,106           $13,424
                 $13,195           $12,411       $13,315           $13,127
Sep-97           $14,053           $13,319       $14,045           $13,754
                 $13,574           $12,734       $13,576           $13,181
                 $13,617           $12,651       $14,204           $13,461
Dec-97           $13,748           $12,873       $14,448           $13,754
                 $13,779           $12,670       $14,608           $13,722
                 $14,824           $13,607       $15,661           $14,666
Mar-98           $15,495           $14,168       $16,463           $15,326
                 $15,869           $14,246       $16,629           $15,412
                 $15,386           $13,479       $16,343           $15,070
Jun-98           $15,120           $13,507       $17,007           $15,054
                 $14,208           $12,414       $16,826           $14,472
                 $11,853           $10,003       $14,393           $12,258
Sep-98           $11,978           $10,786       $15,315           $12,765
                 $12,914           $11,226       $16,561           $13,816
                 $13,420           $11,814       $17,565           $14,413
Dec-98           $14,060           $12,545       $18,577           $14,651
                 $14,170           $12,712       $19,354           $14,703
                 $13,731           $11,682       $18,752           $14,361
Mar-99           $14,014           $11,865       $19,503           $14,758
                 $14,920           $12,928       $20,258           $16,070
                 $14,829           $13,117       $19,779           $15,986
Jun-99           $15,460           $13,710       $20,877           $16,501
                 $15,076           $13,334       $20,225           $15,939
                 $14,819           $12,840       $20,125           $15,390
Sep-99           $14,179           $12,843       $19,573           $14,727
                 $14,463           $12,895       $20,812           $15,182
                 $14,508           $13,665       $21,235           $15,176
Dec-99           $15,007           $15,212       $22,486           $15,522
                 $14,742           $14,968       $21,356           $14,852
                 $14,382           $17,439       $20,952           $14,070
Mar-00           $15,687           $16,289       $23,001           $15,558
                 $15,867           $15,309       $22,310           $15,529
                 $15,990           $14,417       $21,852           $15,745
Jun-00           $16,056           $15,674       $22,391           $15,403
                 $16,189           $15,170       $22,040           $15,533
                 $17,219           $16,327       $23,409           $16,519
Sep-00           $16,973           $15,847       $22,174           $16,290
                 $17,030           $15,140       $22,080           $16,678
                 $16,312           $13,586       $20,339           $16,062
Dec-00           $17,306           $14,752       $20,439           $17,017
                 $18,124           $15,520       $21,164           $17,660
                 $17,356           $14,502       $19,234           $17,177
3/31/2001        $16,418           $13,793       $18,016           $16,575
                 $17,416           $14,872       $19,416           $17,649
                 $17,575           $15,237       $19,546           $18,040
6/30/2001        $17,526           $15,763       $19,070           $17,735
                 $17,456           $14,910       $18,882           $17,712
                 $16,917           $14,428       $17,700           $17,054
9/30/2001        $15,839           $12,486       $16,271           $15,306
                 $16,158           $13,217       $16,581           $15,621
                 $17,266           $14,240       $17,853           $16,752
12/31/2001       $17,492           $15,119       $18,009           $17,238
                 $17,384           $14,962       $17,747           $17,013
                 $17,298           $14,552       $17,404           $16,791
3/31/2002        $17,838           $15,721       $18,059           $17,648
                 $17,503           $15,865       $16,964           $17,129
                 $17,438           $15,161       $16,839           $17,112
6/30/2002        $16,152           $14,408       $15,640           $15,803
                 $14,899           $12,232       $14,421           $14,491
                 $15,148           $12,201       $14,515           $14,722
9/30/2002        $13,819           $11,325       $12,938           $13,126
                 $14,370           $11,688       $14,076           $13,829
                 $15,223           $12,731       $14,905           $14,859
12/31/2002       $14,443           $12,022       $14,029           $14,203
                 $13,823           $11,689       $13,662           $13,910
                 $13,624           $11,336       $13,457           $13,553
3/31/2003        $13,568           $11,482       $13,587           $13,604
                 $14,332           $12,571       $14,707           $14,786
                 $15,374           $13,920       $15,481           $16,022
6/30/2003        $15,130           $14,172       $15,679           $16,140
                 $15,573           $15,059       $15,955           $16,362
                 $16,160           $15,749       $16,266           $16,874
9/30/2003        $15,584           $15,458       $16,094           $16,680
                 $16,204           $16,756       $17,004           $17,599
                 $16,492           $17,351       $17,154           $17,974
12/31/2003       $17,476           $17,703       $18,053           $18,859
                 $17,690           $18,472       $18,385           $19,257
                 $17,847           $18,638       $18,640           $19,624
3/31/2004        $17,870           $18,811       $18,359           $19,452
                 $17,622           $17,852       $18,071           $19,095
                 $17,622           $18,137       $18,319           $19,185
6/30/2004        $18,241           $18,900       $18,675           $19,725
                 $17,409           $17,628       $18,057           $19,162
                 $17,296           $17,537       $18,130           $19,228
9/30/2004        $17,611           $18,360       $18,326           $19,617
                 $17,926           $18,722       $18,606           $19,875
                 $18,769           $20,346       $19,359           $20,916
12/31/2004       $19,220           $20,948       $20,018           $21,671
                 $18,971           $20,074       $19,530           $21,199
                 $19,338           $20,414       $19,941           $21,759
3/31/2005        $19,503           $19,830       $19,588           $21,450
                 $18,971           $18,694       $19,216           $20,937
                 $19,562           $19,917       $19,828           $21,619
6/30/2005        $19,562           $20,686       $19,856           $21,885
                 $20,331           $21,996       $20,594           $22,624
                 $20,189           $21,588       $20,407           $22,455
9/30/2005        $20,165           $21,656       $20,572           $22,643
                 $19,799           $20,984       $20,229           $22,088
                 $20,520           $22,002       $20,994           $22,830
12/31/2005       $20,388           $21,902       $21,001           $23,043
                 $20,962           $23,866       $21,557           $23,803
                 $21,286           $23,800       $21,616           $23,841
3/31/2006        $21,511           $24,955       $21,885           $24,232
                 $21,860           $24,951       $22,179           $24,713
                 $21,399           $23,550       $21,540           $24,076
6/30/2006        $21,424           $23,701       $21,570           $24,028
                 $21,349           $22,930       $21,703           $24,104
                 $21,648           $23,609       $22,219           $24,568
9/30/2006        $22,384           $23,805       $22,792           $25,121

NOTE: The Russell 2000 Index is an index comprised of 2000 publicly traded small capitalization common stocks that are ranked in terms of capitalization below the large and mid-range capitalization sectors of the United States equity market. This index attempts to accurately capture the performance of the universe of small capitalization common stocks. The S&P 500 consists of 500 selected stocks, most of which are listed on the New York Stock Exchange. It is a widely recognized unmanaged index of stock prices. Past performance is not predictive of future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

 PORTFOLIO HOLDINGS BY SECTOR

  Capital Goods                                           17.4%
  Pharmaceuticals & Biotechnology                         13.2%
  Media                                                   12.4%
  Technology Hardware & Equipment                         11.1%
  Software & Services                                     10.8%
  Materials                                                6.7%
  Diversified Financials                                   6.5%
  Insurance                                                6.4%
  Energy                                                   5.0%
  Commercial Services & Supplies                           3.3%
  Retailing                                                2.4%
  Food Beverage & Tobacco                                  2.4%
  Consumer Durables & Apparel                              2.4%

The portfolio's holdings and allocations are subject to change. The percentages are of total investments in securities and as of September 30, 2006.

CONCORDE VALUE FUND
SCHEDULE OF INVESTMENTS IN SECURITIES
SEPTEMBER 30, 2006

                                                              SHARES OR
                                                              PRINCIPAL                   PERCENT OF
                                                               AMOUNT        VALUE        NET ASSETS
                                                              ---------      -----        ----------
COMMON STOCKS

CAPITAL GOODS
   Illinois Tool Works, Inc.                                    13,600    $   610,640         3.41%
   Lockheed Martin Corp.                                         9,000        774,540         4.33
   Terex Corp. (a)<F2>                                          18,000        813,960         4.55
   Tyco International Ltd. (b)<F3>                              23,530        658,605         3.68
                                                                          -----------       ------
                                                                            2,857,745        15.97
                                                                          -----------       ------
COMMERCIAL SERVICES & SUPPLIES
   Waste Management, Inc.                                       15,000        550,200         3.08
                                                                          -----------       ------

CONSUMER DURABLES & APPAREL
   Pulte Homes, Inc.                                            12,500        398,250         2.23
                                                                          -----------       ------

DIVERSIFIED FINANCIALS
   Lehman Brothers Holdings, Inc.                               14,500      1,070,970         5.99
                                                                          -----------       ------

ENERGY
   Cimarex Energy Co.                                            3,500        123,165         0.69
   Devon Energy Corp.                                           11,000        694,650         3.88
                                                                          -----------       ------
                                                                              817,815         4.57
                                                                          -----------       ------
FOOD BEVERAGE & TOBACCO
   Altria Group, Inc.                                            5,200        398,060         2.23
                                                                          -----------       ------

INSURANCE
   Delphi Financial Group                                       14,683        585,558         3.27
   MBIA, Inc.                                                    7,500        460,800         2.58
                                                                          -----------       ------
                                                                            1,046,358         5.85
                                                                          -----------       ------
MATERIALS
   Headwaters, Inc. (a)<F2>                                     23,000        537,050         3.00
   Sealed Air Corp.                                             10,500        568,260         3.18
                                                                          -----------       ------
                                                                            1,105,310         6.18
                                                                          -----------       ------
MEDIA
   CBS Corp. - Class B                                          13,500        380,295         2.13
   Comcast Corp. - Special A (a)<F2>                            16,000        588,960         3.29
   The Walt Disney Co.                                          24,500        757,295         4.23
   The Washington Post Company - Class B                           440        324,280         1.81
                                                                          -----------       ------
                                                                            2,050,830        11.46
                                                                          -----------       ------
PHARMACEUTICALS & BIOTECHNOLOGY
   Abbott Laboratories                                          12,200        592,432         3.31
   Johnson & Johnson                                            13,500        876,690         4.90
   Pfizer, Inc.                                                 24,700        700,492         3.92
                                                                          -----------       ------
                                                                            2,169,614        12.13
                                                                          -----------       ------
RETAILING
   Lowe's Cos, Inc.                                             14,000        392,840         2.20
                                                                          -----------       ------

SOFTWARE & SERVICES
   Fiserv, Inc. (a)<F2>                                          9,500        447,355         2.50
   Microsoft Corp.                                              20,000        546,600         3.06
   Oracle Corp. (a)<F2>                                         44,000        780,560         4.36
                                                                          -----------       ------
                                                                            1,774,515         9.92
                                                                          -----------       ------
TECHNOLOGY HARDWARE & EQUIPMENT
   Agilent Technologies, Inc. (a)<F2>                           20,000        653,800         3.65
   Dell, Inc. (a)<F2>                                           24,500        559,580         3.13
   Diebold, Inc.                                                14,000        609,420         3.41
                                                                          -----------       ------
                                                                            1,822,800        10.19
                                                                          -----------       ------
TOTAL COMMON STOCKS (Cost $10,420,585)                                     16,455,307        92.00
                                                                          -----------       ------

SHORT TERM INVESTMENTS

CERTIFICATE OF DEPOSIT
   U.S. Bank, 1.24%, due 10/01/2006                           $  2,684          2,684         0.02
                                                                          -----------       ------

VARIABLE RATE DEMAND NOTES #<F4>
   American Family Financial Services, 4.94%                   102,891        102,891         0.57
   U.S. Bank, N.A., 5.07%                                      513,486        513,486         2.87
   Wisconsin Corporate Central Credit Union, 4.99%             517,261        517,261         2.89
                                                                          -----------       ------
                                                                            1,133,638         6.33
                                                                          -----------       ------
TOTAL SHORT TERM INVESTMENTS (COST $1,136,322)                              1,136,322         6.35
                                                                          -----------       ------
TOTAL INVESTMENTS  (COST $11,556,907)                                      17,591,629        98.35
OTHER ASSETS IN EXCESS OF LIABILITIES                                         294,277         1.65
                                                                          -----------       ------
TOTAL NET ASSETS                                                          $17,885,906       100.00%
                                                                          -----------       ------
                                                                          -----------       ------

Notes:
(a)<F2>   Presently non-income producing.
(b)<F3>   Foreign issued security listed directly on a U.S. securities exchange.
  #<F4> Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rate change periodically on specified dates. The rate listed are as of September 30, 2006.

See notes to financial statements.

CONCORDE VALUE FUND
STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2006

ASSETS
   Investments in securities, at value (cost $11,556,907)          $17,591,629
   Receivables
       Securities sold                                                 530,857
       Dividends                                                        12,853
       Interest                                                          5,778
   Other assets                                                          4,040
                                                                   -----------
TOTAL ASSETS                                                        18,145,157
                                                                   -----------
LIABILITIES
   Payable for securities purchased                                    217,740
   Investment advisory fee payable                                      12,961
   Accrued expenses                                                     28,550
                                                                   -----------
TOTAL LIABILITIES                                                      259,251
                                                                   -----------
NET ASSETS                                                         $17,885,906
                                                                   -----------
                                                                   -----------
COMPOSITION OF NET ASSETS:
   Net capital paid in on shares of capital stock                  $10,513,436
   Accumulated net investment income                                    89,547
   Undistributed net realized gains                                  1,248,201
   Net unrealized appreciation                                       6,034,722
                                                                   -----------
NET ASSETS                                                         $17,885,906
                                                                   -----------
                                                                   -----------
Capital shares outstanding                                             997,120
                                                                   -----------

Net asset value, offering price and redemption price per share     $     17.94
                                                                   -----------
                                                                   -----------

See notes to financial statements.

CONCORDE VALUE FUND
STATEMENT OF OPERATIONS
YEAR ENDED SEPTEMBER 30, 2006

   Investment income
       Dividends                                                    $  315,668
       Interest                                                         52,140
                                                                    ----------
   Total investment income                                             367,808
                                                                    ----------
   Expenses
       Investment advisory fee                                         153,116
       Professional fees                                                32,365
       Fund accounting fees                                             25,399
       Administration fees                                              22,918
       Transfer agent fees                                              16,167
       Printing, postage and delivery                                   10,542
       Custodian fees                                                    4,164
       Federal and state registration fees                               1,224
       Other expenses                                                    9,142
                                                                    ----------
   Total expenses                                                      275,037
                                                                    ----------
   NET INVESTMENT INCOME                                                92,771
                                                                    ----------
REALIZED GAIN (LOSS) AND UNREALIZED
  APPRECIATION (DEPRECIATION) FROM INVESTMENTS
   Net realized gain on investments in securities                    1,323,613
   Net realized loss on covered call options written                    (5,444)
   Net change in unrealized appreciation
     on investments in securities                                      386,234
   Net change in unrealized appreciation on
     covered call options written                                       (9,105)
                                                                    ----------
   NET GAIN FROM INVESTMENTS                                         1,695,298
                                                                    ----------
   NET INCREASE  IN NET ASSETS RESULTING FROM OPERATIONS            $1,788,069
                                                                    ----------
                                                                    ----------

See notes to financial statements.

CONCORDE VALUE FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                                                     YEAR ENDED           YEAR ENDED
                                                                   SEPTEMBER 30,         SEPTEMBER 30,
                                                                        2006                 2005
                                                                   -------------         ------------
CHANGE IN NET ASSETS FROM OPERATIONS
   Net investment income (loss)                                      $    92,771         $  (111,202)
   Net realized gain on investments                                    1,318,169             817,804
   Net change in unrealized appreciation of investments                  377,129           1,434,745
                                                                     -----------         -----------
   Net increase in net assets resulting from operations                1,788,069           2,141,347
                                                                     -----------         -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income                                                      --                  --
   Net realized gains on investments                                    (885,835)           (787,250)
                                                                     -----------         -----------
   Total distributions to shareholders                                  (885,835)           (787,250)
                                                                     -----------         -----------
CAPITAL SHARE TRANSACTIONS -- NET                                        363,010             488,397
                                                                     -----------         -----------
   Total increase in net assets                                        1,265,244           1,842,494
NET ASSETS
   Beginning of year                                                  16,620,662          14,778,168
                                                                     -----------         -----------
   End of year (including accumulated net
     investment income of $89,547 and $0, respectively)              $17,885,906         $16,620,662
                                                                     -----------         -----------
                                                                     -----------         -----------

See notes to financial statements.

CONCORDE VALUE FUND
FINANCIAL HIGHLIGHTS

                                                                        YEAR ENDED SEPTEMBER 30,
                                                    ----------------------------------------------------------------
                                                    2006           2005           2004           2003           2002
                                                    ----           ----           ----           ----           ----
PER SHARE DATA(1)<F5>:
Net asset value, beginning of year                 $ 17.06        $ 15.66        $ 14.07        $ 12.79        $ 15.87
                                                   -------        -------        -------        -------        -------
Income (loss) from investment operations:
   Net investment income (loss)                       0.09          (0.11)         (0.12)         (0.08)          0.04
   Net realized and unrealized gain (loss)
     on investments                                   1.71           2.34           1.94           1.69          (1.79)
                                                   -------        -------        -------        -------        -------
   Total income (loss) from investment
      operations                                      1.80           2.23           1.82           1.61          (1.75)
                                                   -------        -------        -------        -------        -------
Less distributions:
   Distributions from net investment income             --             --             --          (0.04)         (0.03)
   Distributions from net realized gains             (0.92)         (0.83)         (0.23)         (0.29)         (1.30)
                                                   -------        -------        -------        -------        -------
   Total from distributions                          (0.92)         (0.83)         (0.23)         (0.33)         (1.33)
                                                   -------        -------        -------        -------        -------
Net asset value, end of year                       $ 17.94        $ 17.06        $ 15.66        $ 14.07        $ 12.79
                                                   -------        -------        -------        -------        -------
                                                   -------        -------        -------        -------        -------
TOTAL RETURN                                        11.00%         14.50%         13.01%         12.77%        (12.75%)
                                                   -------        -------        -------        -------        -------
                                                   -------        -------        -------        -------        -------
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of year (in thousands)          $17,886        $16,622        $14,778        $13,021        $11,683
   Ratio of expenses to average net assets           1.61%          2.12%          2.08%          1.98%          1.44%
   Ratio of net investment income (loss)
     to average net assets                           0.54%         (0.69%)        (0.76%)        (0.57%)         0.25%
   Portfolio turnover rate                          31.27%         21.97%         34.82%         19.83%         40.94%

(1)<F5> Per share information has been calculated using the average number of shares outstanding.

See notes to financial statements.

CONCORDE VALUE FUND
NOTES TO FINANCIAL STATEMENTS

NOTE 1 -- NATURE OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

 NATURE OF BUSINESS

  Concorde Value Fund (Fund) is a separate series of shares of common stock of Concorde Funds, Inc. (Company). The Company was incorporated in the state of Texas in September of 1987, and is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund is subject to various investment restrictions as set forth in the Statement of Additional Information. The effective date of the Fund's Registration Statement under the Securities Act of 1933 was December 4, 1987. The primary investment objective of the Fund is to produce long-term growth of capital. The Company may designate one or more series of common stock. The Company presently has no series other than the Fund. Each capital share in the Fund represents an equal, proportionate interest in the net assets of the Fund with each other capital share in such series and no interest in any other series.

SIGNIFICANT ACCOUNTING POLICIES:

 USE OF ESTIMATES

  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of the assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

 VALUATION OF SECURITIES

  Securities are valued at the close of each business day. Bonds and notes are valued at the last quoted bid price obtained from independent pricing services. Securities traded on national securities exchanges or on the national market systems are valued at the last quoted sales price on the day of valuation, except for call options written for which the last quoted bid price is used. Short-term demand notes and certificates of deposit are stated at amortized cost, which approximates fair value. Securities for which representative market quotations are not readily available are valued at fair value as determined in good faith by the Board of Directors.

 SECURITY TRANSACTIONS AND INVESTMENT INCOME

  Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses from securities transactions are reported on an identified cost basis. Dividend income is recognized on the ex-dividend date, and interest income is recognized on the accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

 OPTION WRITING

  When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. The Fund treats premiums received from writing options that expire unexercised on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

 INCOME TAXES

  The Fund's policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no federal income tax provision is required.

  Net investment income (loss), net realized gains (losses) and the cost of investments in securities may differ for financial statement and income tax purposes. The character of distributions from net investment income or net realized gains may differ from their ultimate characterization for income tax purposes. Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent difference be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.
For the year ended September 30, 2006, the Fund decreased accumulated net investment income by $3,224, increased undistributed net realized gains by $4,508, and decreased net capital paid in on shares of capital stock by $1,284. These adjustments are primarily due to reclassifications of distributions from real estate investment trusts for income tax purposes. Temporary differences are primarily the result of the straddle loss deferrals for tax reporting purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

 NEW ACCOUNTING PRONOUNCEMENTS

  On July 13, 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Concorde Funds, Inc. tax return to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. The adoption of FIN 48 is not expected to have a significant impact on the Fund's financial statements.

  In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of September 30, 2006, the Fund does not believe the adoption of SFAS No. 157 will impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

 DISTRIBUTIONS TO SHAREHOLDERS

  Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

NOTE 2 -- COVERED CALL OPTIONS WRITTEN

  Transactions in covered call options written during the period October 1, 2005 through September 30, 2006 were as follows:

                                                          NUMBER OF CONTRACTS     PREMIUMS RECEIVED
                                                          -------------------     -----------------
Options outstanding at September 30, 2005                        135                  $  49,755
Options written                                                   40                     96,946
Options expired                                                    0                          0
Options exercised                                                  0                          0
Options terminated in closing purchase transactions             (175)                  (146,701)
                                                                ----                  ---------
Options outstanding at September 30, 2006                          0                  $       0
                                                                ----                  ---------
                                                                ----                  ---------

NOTE 3 -- DISTRIBUTIONS TO SHAREHOLDERS

  A distribution to shareholders of $0.92 per share aggregating $885,835 was declared on December 20, 2005 from net realized gains from investment transactions. The tax character of distributions paid during the years ended September 30, 2005 and 2006 was as follows:

                                                 2006           2005
                                                 ----           ----
  Distributions paid from:
     Long-term capital gain                   $866,090        $787,250
     Ordinary income                            19,745              --

NOTE 4 -- CAPITAL SHARE TRANSACTIONS

  As of September 30, 2006, there were 30,000,000 shares of $1 par value capital stock authorized of which 9,841,293 shares are classified as the Fund's series and the remaining balance is unallocated for future use. As of September 30, 2006, capital paid-in aggregated $10,513,436.

  Transactions in shares of capital stock for the year ended September 30, 2006 and September 30, 2005 were as follows:

                                                     YEAR ENDED                    YEAR ENDED
                                                 SEPTEMBER 30, 2006            SEPTEMBER 30, 2005
                                                --------------------          --------------------
                                                SHARES        AMOUNT          SHARES        AMOUNT
                                                ------        ------          ------        ------
Shares sold                                      24,241     $  411,649         24,093     $  394,570
Shares issued in reinvestment of dividends       53,525        885,835         48,445        787,233
                                                -------     ----------        -------     ----------
                                                 77,766      1,297,484         72,538      1,181,803
Shares redeemed                                 (55,006)      (934,474)       (42,029)      (693,406)
                                                -------     ----------        -------     ----------
Net increase                                     22,760     $  363,010         30,509     $  488,397
                                                -------     ----------        -------     ----------
                                                -------     ----------        -------     ----------

NOTE 5 -- INVESTMENT TRANSACTIONS

  Cost of purchases and proceeds from sales of investment securities (excluding short-term securities and U.S. government obligations) aggregated $5,000,799 and $6,103,002, respectively, for common stock, for the year ended September 30, 2006. There were no differences between the financial reporting basis and the income tax basis in the cost or the net unrealized appreciation of the Fund's investments as of September 30, 2006. As of September 30, 2006 and September 30, 2005, respectively, the aggregate unrealized appreciation and depreciation of investment securities and covered call options written was as follows:

                                      SEPTEMBER 30, 2006     SEPTEMBER 30, 2005
                                      ------------------     ------------------
   Unrealized appreciation                $6,173,059             $5,748,775
   Unrealized depreciation                  (138,337)              (115,945)
                                          ----------             ----------
   Net unrealized appreciation            $6,034,722             $5,632,830
                                          ----------             ----------
                                          ----------             ----------

NOTE 6 -- INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

  The Fund has an Investment Advisory Agreement (Advisory Agreement) with Concorde Financial Corporation dba Concorde Investment Management (Concorde) to act as the Fund's investment advisor. Concorde provides the Fund with investment advice and recommendations consistent with the Fund's investment objectives, policies and restrictions, and supervises the purchase and sale of investment transactions on behalf of the Fund. For such services, Concorde receives an annual fee of 0.9% of the Fund's average daily net assets, computed daily and paid on a monthly basis. The investment advisory fee was $153,116 for the year ended September 30, 2006, of which $12,961 was payable at September 30, 2006.

  Certain directors and officers of the Company are also directors, officers and/or employees of Concorde.

NOTE 7 -- CONTINGENCY / SUBSEQUENT EVENT

  On April 27, 2004, Concorde Funds, Inc. filed a lawsuit in Texas against Value Line, Inc. and seven individuals seeking to recover damages that it suffered as a result of certain actions, including liquidation of the Concorde Income Fund, taken in preparation for consummation of an agreement under which Value Line, Inc. would become adviser to the Fund. Value Line, Inc. terminated the agreement and separate litigation was pending in New York between Concorde Financial Corporation and Value Line, Inc. relative to the breach of the agreement. The matter has been resolved and a judgment was entered in favor of Concorde Financial Corporation. Four of the defendants in the Texas case were dismissed without prejudice and the Concorde Funds, Inc. case was transferred from Texas to New York. That matter was resolved in October 2006, a Settlement Agreement and Release was agreed upon, and the case will be dismissed in accordance with the terms of the Settlement Agreement and Release. The Fund will receive $60,000 under the terms of that agreement.

NOTE 8 -- FEDERAL TAX INFORMATION

  At September 30, 2006, the components of accumulated earnings (losses) on a tax basis were as follows:

   Cost of Investments                                          $11,556,907
                                                                -----------
                                                                -----------
   Gross tax unrealized appreciation                            $ 6,173,059
   Gross tax unrealized depreciation                               (138,337)
                                                                -----------
   Net tax unrealized appreciation                              $ 6,034,722
                                                                -----------
                                                                -----------
   Undistributed ordinary income                                $    90,339
   Undistributed long-term capital gain                           1,276,483
                                                                -----------
   Total distributable earnings                                 $ 1,366,822
                                                                -----------
                                                                -----------
   Other accumulated gains (losses)                             $   (29,074)
                                                                -----------
   Total accumulated earnings                                   $ 7,372,470
                                                                -----------
                                                                -----------

NOTE 9 -- FEDERAL TAX DISTRIBUTION INFORMATION (UNAUDITED)

  The Fund has designated 100% of the dividends declared from net investment income during the year ended September 30, 2006, as qualified dividend income under the Jobs Growth and Tax Reconciliation Act of 2003.

  For the year ended September 30, 2006, 100% of the ordinary distributions paid by the Fund qualify for the dividend received deduction available to corporate shareholders.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and
Board of Directors of
Concorde Funds, Inc.

  We have audited the accompanying statement of assets and liabilities of the Concorde Value Fund portfolio of Concorde Funds, Inc., including the schedule of investments in securities, as of September 30, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

  We conducted our audits in accordance with the standards of the Public
Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2006, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Concorde Value Fund portfolio of Concorde Funds, Inc. as of September 30, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

                                      /s/BRAD A. KINDER, CPA

                                      BRAD A. KINDER, CPA

Flower Mound, Texas
October 12, 2006

ADDITIONAL INFORMATION (Unaudited)

PROXY VOTING POLICIES AND PROCEDURES

  For a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to the portfolio securities, please call
(972) 404-1500 and request a Statement of Additional Information. One will be mailed to you free of charge. The Statement of Additional Information is also available on the website of the Securities and Exchange Commission at http://www.sec.gov.

PROXY VOTING RECORDS

  Information on how the Fund voted proxies relating to portfolio securities during the twelve month period ending June 30, 2006 is available without charge, upon request, by calling (972) 404-1500. Furthermore, you can obtain the Fund's proxy voting records on the Securities and Exchange Commission's website at http://www.sec.gov.

QUARTERLY FILINGS ON FORM N-Q

  The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal quarter on Form N-Q. The Fund's Form N-Q is available (i) without charge, upon request, by calling (972) 404-1500, (ii) on the Securities and Exchange Commission's website at http://www.sec.gov, or (iii) at the Securities and Exchange Commission's public reference room.

FUND EXPENSES (Unaudited)

  As a shareholder of the FUND, you incur two types of costs: (1) transaction costs and exchange fees; and (2) ongoing costs, including management fees and other FUND expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the FUND and to compare these costs with the ongoing costs of investing in other mutual funds.

  The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six month period ended September 30, 2006.

ACTUAL EXPENSES

  The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

  The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the FUND's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the FUND's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the FUND and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or exchange fees. While the FUND does not currently assess sales charges, redemption or exchange fees, other funds do, and those costs will not be reflected in their expense tables. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                                            BEGINNING ACCOUNT    ENDING ACCOUNT    EXPENSES PAID DURING PERIOD*<F6> --
                                             VALUE - 4/1/06      VALUE - 9/30/06         SIX MONTHS ENDED 9/30/06
                                            -----------------    ---------------   -----------------------------------
Actual                                          $1,000.00           $1,040.60                     $8.30
Hypothetical (5% return before expenses)        $1,000.00           $1,016.94                     $8.20

*<F6> Expenses are equal to the FUND's annualized expense ratio of 1.622%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period ended September 30, 2006).

DIRECTORS AND OFFICERS (Unaudited)

                            POSITION(S)      TERM OF OFFICE                                                           OTHER
                             HELD WITH         AND LENGTH         PRINCIPAL OCCUPATION(S) DURING                  DIRECTORSHIPS
NAME, ADDRESS AND AGE         THE FUND       OF TIME SERVED                PAST 5 YEARS                         HELD BY DIRECTOR
---------------------       -----------      --------------       ------------------------------                ----------------
"DISINTERESTED PERSONS"

John R. Bradford,           Director         Indefinite, until    Vice President of Development of              None
Ph.D.                                        successor elected    Compliance Services Group, Inc., an
Age:  84                                                          international integrated environmental
Address:                                                          management consulting and engineering
3112 - 42nd Street                           Since 1993           service company.
Lubbock, Texas  79413

John H. Wilson              Chairman         Indefinite, until    President of U.S. Equity Corporation,         Capital Southwest
Age: 64                     and Director     successor elected    a venture capital firm since 1983.            Corporation, Encore
Address:                                                                                                        Wire Corporation,
1500 Three Lincoln Centre                    Since 1992                                                         Palm Harbor
5430 LBJ Freeway                                                                                                Homes, Inc.
Dallas, Texas 75240

"INTERESTED PERSONS"

Gary B. Wood, Ph.D.*<F7>    President,       Indefinite, until    President, Secretary, Treasurer and           OmniMed Corporation
Age:  57                    Chief            successor elected    a director of the Advisor and                 eOriginal, Inc.
Address:                    Compliance       (as Director)        Concorde Capital Corporation, a
1500 Three Lincoln Centre   Officer,                              former investment advisory firm
5430 LBJ Freeway            Treasurer and    One-year term        affiliated with the Advisor.  He is also
Dallas, Texas  75240        Director         (as officer)         Chairman of the Board and Interim CEO
                                                                  of International Hospital Corporation and
                                             Since 1987           its subsidiaries, which owns, develops
                                                                  and manages private healthcare facilities
                                                                  in Mexico, Central America and Brazil.

John A. Stetter             Secretary        One-year term        Vice President and Portfolio
Age:  51                                                          Manager for the Advisor
Address:                                     Since 1998
1500 Three Lincoln Centre
5430 LBJ Freeway
Dallas, Texas  75240

*<F7> Dr. Wood is a director who is an "interested person" of FUND as that term is defined in the Investment Company Act of 1940.

INVESTMENT ADVISOR
  Concorde Investment Management
  1500 Three Lincoln Centre
  5430 LBJ Freeway
  Dallas, Texas 75240

OFFICERS
  Gary B. Wood, Ph.D.
  President and Treasurer
  John A. Stetter
  Secretary

DIRECTORS
  John R. Bradford, Ph.D.
  John H. Wilson
  Gary B. Wood, Ph.D.

CUSTODIAN
  U.S. Bank, N.A.
  Custody Operations
  1555 North RiverCenter Drive, Suite 302
  Milwaukee, Wisconsin 53212

TRANSFER AGENT AND
DIVIDEND DISBURSING AGENT
  U.S. Bancorp Fund Services, LLC
  Mutual Fund Services, 3rd Floor
  615 East Michigan Street
  Milwaukee, Wisconsin 53202

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
  Brad A. Kinder, CPA
  400 Parker Square
  Suite 250-K
  Flower Mound, Texas 75028

LEGAL COUNSEL
  Foley & Lardner LLP
  777 East Wisconsin Avenue
  Milwaukee, Wisconsin 53202

TELEPHONE
  (972) 404-1500
  (Fund information)
  (800) 294-1699
  (Shareholder account information)

                             (CONCORDE FUNDS LOGO)

ITEM 2. CODE OF ETHICS.
-----------------------

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report. The registrant undertakes to provide to any person without charge, upon request, a copy of its code of ethics by mail when they call the registrant at 1-800-294-1699.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
----------------------------------------

The registrant's board of directors has determined that it does not have an audit committee financial expert serving on its audit committee. At this time, the registrant believes that the experience provided by each member of the audit committee together offers the registrant adequate oversight for the registrant's level of financial complexity.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
-----------------------------------------------
The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. "Audit services" refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. "Audit-related services" refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. "Tax services" refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no "other services" provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

                                 FYE  09/30/2006         FYE  09/30/2005
                                 ---------------         ---------------
Audit Fees                           $15,000                 $14,000
Audit-Related Fees                     None                    None
Tax Fees                              $2,500                  $2,500
All Other Fees                         None                    None

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant. All of the principal accountant's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal accountant. (If more than 50 percent of the accountant's hours were spent to audit the registrant's financial statements for the most recent fiscal year, state how many hours were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.)

The following table indicates the non-audit fees billed or expected to be billed by the registrant's accountant for services to the registrant and to the registrant's investment adviser (and any other controlling entity, etc.--not sub-adviser) for the last two years. The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant's independence.

Non-Audit Related Fees                 FYE  09/30/2006      FYE  09/30/2005
----------------------                 ---------------      ---------------
Registrant                                   None                 None
Registrant's Investment Adviser             $1,000               $1,000

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
----------------------------------------------

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

ITEM 6. SCHEDULE OF INVESTMENTS.
--------------------------------

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
-------------------------------------------------------------------------
MANAGEMENT INVESTMENT COMPANIES.
---------------------------------

Not applicable to open-end investment companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
-------------------------------------------------------------------------

Not applicable to open-end investment companies.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
---------------------------------------------------------------------------
COMPANY AND AFFILIATED PURCHASERS.
----------------------------------

Not applicable to open-end investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
------------------------------------------------------------

Not Applicable.

ITEM 11. CONTROLS AND PROCEDURES.
---------------------------------

(a) The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant's service provider.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.
-----------------

(a) (1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant's Form N-CSR filed November 18, 2004.

     (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

     (3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     (Registrant)  Concorde Funds, Inc.
                   ------------------------------------

     By (Signature and Title) /s/Gary B. Wood
                              -------------------------
                              Gary B. Wood, President

     Date     December 4, 2006
           --------------------------------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

     By (Signature and Title) /s/Gary B. Wood
                              -------------------------
                              Gary B. Wood, President

     Date     December 4, 2006
           --------------------------------------------

     By (Signature and Title) /s/Gary B. Wood
                              -------------------------
                              Gary B. Wood, Treasurer

     Date     December 4, 2006
           --------------------------------------------